Share-Based Compensation Plans (Schedule of Cash Proceeds, Tax Benefits and Intrinsic Value Related to Stock Options) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cash proceeds from stock option exercised	$ 0.2	$ 19.4
Tax obligation realized for stock options exercised	0.0	(1.8)
Intrinsic value of stock options exercised	$ 0.0	$ 6.4